January 4, 2001



Securities and Exchange Commission
450 Fifth St., N.W.
Washington, D.C.  20549

RE:  Fortis Advantage Portfolios, Inc.
     File Nos. 33-3920 and 811-4615

     Fortis Equity Portfolios, Inc.
     File Nos. 2-11387 and 811-00558

     Fortis Growth Fund, Inc.
     File Nos. 2-14784 and 811-00848

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of
1933, the above referenced investment companies (the
"Companies") certify that:

(1) the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendments to the registration statements of the Companies (Fortis
Advantage Portfolios, Inc., Post-Effective Amendment
No. 30,  Fortis Equity Portfolios, Inc. Post-Effective
Amendment No. 83, and Fortis Growth Fund, Inc., Post-
Effective Amendment No. 64, each filed December 29,
2000); and

(2) the text of the most recent amendments to the registration statements has been filed electronically.

Sincerely,


/s/ Scott R. Plummer

Scott R. Plummer
Vice President and Associate General Counsel